Accrued expenses (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Accrued expenses
Accrued payroll	$ 778,885	$ 480,404
Accrued rental fee	113,461	77,777
Accrued promotion fee	19,334	51,252
Audit fee Payable	20,000	20,000
Accrued Interest	594,238	219,097
Other	11,593	13,020
Total	$ 1,537,511	$ 861,550